Derivative instruments and hedging activities (Narrative) (Details) ₪ in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 ILS (₪)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 88.1		$ 88.1
Gain (Loss) on derivative instrument	$ 3.2	$ 0.6	$ 4.5	$ 1.5
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | ₪					₪ 17.0